Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common Stock	Preferred Stock	Additional Paid-In Capital	Retained Earnings	Accumulated other comprehensive income (loss)	Treasury Stock
Balance, shares at Dec. 31, 2020		5,527,380	15
Balance, amount at Dec. 31, 2020	$ 77,288,713	$ 13,818,450	$ 1,500,000	$ 34,309,646	$ 29,368,046	$ 915,348	$ (2,622,777)
Net income	13,138,338	0	0	0	13,138,338	0	0
Other comprehensive loss	(2,082,319)	0	0	0	0	(2,082,319)	0
Total comprehensive income	11,056,019
Cash dividends declared - common stock	(4,699,529)	0	0	0	(4,699,529)	0	0
Cash dividends declared - preferred stock	(48,750)	$ 0	$ 0	0	(48,750)	0	0
Issuance of common stock, shares		60,559	0
Issuance of common stock, amount	1,163,815	$ 151,398	$ 0	1,012,417	0	0	0
Balance, shares at Dec. 31, 2021		5,587,939	15
Balance, amount at Dec. 31, 2021	84,760,268	$ 13,969,848	$ 1,500,000	35,322,063	37,758,105	(1,166,971)	(2,622,777)
Net income	13,739,940	0	0	0	13,739,940	0	0
Other comprehensive loss	(19,500,846)	0	0	0	0	(19,500,846)	0
Total comprehensive income	(5,760,906)
Cash dividends declared - common stock	4,967,035		0	0	(4,967,035)	0	0
Cash dividends declared - preferred stock	66,563	$ 0	0	0	(66,563)	0	0
Issuance of common stock, shares		59,771
Issuance of common stock, amount	1,210,599	$ 149,427	$ 0	1,061,172	0	0	0
Balance, shares at Dec. 31, 2022		5,647,710	15
Balance, amount at Dec. 31, 2022	$ 75,176,363	$ 14,119,275	$ 1,500,000	$ 36,383,235	$ 46,464,447	$ (20,667,817)	$ (2,622,777)